Securities - Summary of Securities Classified by Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total financial assets	R$ 321,697,974	R$ 229,197,214
Total financial liabilities	257,965,004	171,237,146
Financial Liabilities At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	14,830,405	19,949,021
Non-current financial liabilities	422,971	474,053
Financial liabilities at amortised cost, category [member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Non-stated maturity [Member] | Financial Liabilities At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	14,830,405	19,949,021
Later than three months [member] | Financial Liabilities At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Later than three months [member] | Financial liabilities at amortised cost, category [member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	44,494,417	24,241,755
Later than three months and not later than one year [member] | Financial Liabilities At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Later than three months and not later than one year [member] | Financial liabilities at amortised cost, category [member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Later than one year [member] | Financial Liabilities At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	422,971	474,053
Later than one year [member] | Financial liabilities at amortised cost, category [member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0	0
Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	100,930,547	74,520,326
Non-current financial assets	99,934,848	72,824,836
Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Non-stated maturity [Member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	68,336,068	47,996,237
Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Later than three months [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	7,800,480	18,207,233
Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Later than three months and not later than one year [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	24,793,999	8,316,856
Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Later than one year [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	99,934,848	72,824,836
Financial assets at amortised cost, category [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	87,633	4,560,263
Non-current financial assets	2,748,513	2,295,158
Financial assets at amortised cost, category [member] | Later than three months [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	9,457	2,015,126
Financial assets at amortised cost, category [member] | Later than three months and not later than one year [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	78,176	2,545,137
Financial assets at amortised cost, category [member] | Later than one year [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	2,748,513	2,295,158
At fair value [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	203,701,541	154,200,583
At fair value [member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	R$ 15,253,376	R$ 20,423,074